Accrued Expenses - Summary of Accrued Expenses (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Clinical trial and related costs	$ 703,731	$ 18,944	$ 11,216
Professional and consulting fees	220,374	567,500	87,998
Payroll and related costs	280,394	3,088	2,815
Other	31,672
Total accrued expenses	$ 1,236,171	$ 589,532	$ 102,029